UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2018

Date of reporting period:	January 1, 2018 — June 30, 2018

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

A world of investing®

Putnam INVESTMENTS

Putnam Variable Trust

Semiannual report

6 | 30 | 18

Putnam VT
Small Cap Value Fund

Message from the Trustees

August 7, 2018

Dear Shareholder:

During the first half of 2018, conditions became more challenging for global financial markets. After an extended period of record advances and low volatility, a downturn early in the year pushed stocks into a brief correction. The market has since rallied, but both stocks and bonds have been more volatile, due in part to uncertainty surrounding trade policy and interest rates. Fortunately, navigating a change in market trends is nothing new to Putnam’s experienced investment professionals, who continue to monitor risks and seek opportunities.

We would like to take this opportunity to extend our thanks to Jameson A. Baxter, who retired from her position as Chair of your Board of Trustees on June 30, 2018. It is hard to express in a few words the extent of Jamie’s commitment to protecting the interests of Putnam shareholders like you. In addition to her professional and directorship experience, Jamie brought intelligence, insight, and compassion to a board she served for decades. Jamie began as a Trustee in 1994, served as Vice Chair for six years, and became Chair in 2011. We are also pleased to announce the appointment of Kenneth R. Leibler as your new Board of Trustees Chair. Ken became a Trustee in 2006, has served as Vice Chair since 2016, and now leads the Board in overseeing your fund and protecting your interests.

Thank you for investing with Putnam.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future.

Consider these risks before investing: Investments in small and/or midsize companies increase the risk of greater price fluctuations. Value stocks may fail to rebound, and the market may not favor value-style investing. Stock prices may fall or fail to rise over extended periods of time for a variety of reasons, including general financial market conditions, changing market perceptions, changes in government intervention in the financial markets, and factors related to a specific issuer, industry, or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. These risks are generally greater for small and midsize companies. From time to time, the fund may invest a significant portion of its assets in companies in one or more related industries or sectors, which would make the fund more vulnerable to adverse developments affecting those industries or sectors. You can lose money by investing in the fund.

Performance summary (as of 6/30/18)

Investment objective
Capital appreciation

Net asset value June 30, 2018

Class IA: $11.57	Class IB: $11.38

Total return at net asset value
			Russell 2000
(as of 6/30/18)	Class IA shares*	Class IB shares*	Value Index
6 months	3.01%	2.85%	5.44%
1 year	8.85	8.54	13.10
5 years	68.64	66.56	69.88
Annualized	11.02	10.74	11.18
10 years	161.80	155.33	156.56
Annualized	10.10	9.83	9.88
Life	492.12	465.46	497.29
Annualized	9.72	9.46	9.77

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

* Class inception date: April 30, 1999.

The Russell 2000 Value Index is an unmanaged index of those companies in the small-cap Russell 2000 Index chosen for their value orientation.

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Allocations are shown as a percentage of the fund’s net assets. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the exclusion of as-of trades, if any, the use of different classifications of securities for presentation purposes, and rounding. Holdings and allocations may vary over time.

Putnam VT Small Cap Value Fund 1

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The two left-hand columns of the Expenses per $1,000 table show the expenses you would have paid on a $1,000 investment in your fund from 1/1/18 to 6/30/18. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the Expenses per $1,000 table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expense ratios

	Class IA	Class IB
Total annual operating expenses for the fiscal
year ended 12/31/17	1.07%	1.32%
Annualized expense ratio for the six-month
period ended 6/30/18	0.82%	1.07%

Fiscal-year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Prospectus expense information also includes the impact of acquired fund fees and expenses of 0.25%, which is not included in the financial highlights or annualized expense ratios. Expenses are shown as a percentage of average net assets.

Expenses per $1,000

Expenses and value for a
	Expenses and value for a		$1,000 investment, assuming
	$1,000 investment, assuming		a hypothetical 5% annualized
	actual returns for the		return for the 6 months
	6 months ended 6/30/18		ended 6/30/18
	Class IA	Class IB	Class IA	Class IB
Expenses paid
per $1,000*†	$4.13	$5.38	$4.11	$5.36
Ending value
(after
expenses)	$1,030.10	$1,028.50	$1,020.73	$1,019.49

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 6/30/18. The expense ratio may differ for each share class.

†Expenses based on actual returns are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year. Expenses based on a hypothetical 5% return are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

Your fund’s manager also manages other accounts advised by Putnam Management or an affiliate, including retail mutual fund counterparts to the funds in Putnam Variable Trust.

2 Putnam VT Small Cap Value Fund

The fund’s portfolio 6/30/18 (Unaudited)

COMMON STOCKS (92.4%)*	Shares	Value

Aerospace and defense (0.1%)
Vectrus, Inc. †	5,546	$170,928
		170,928
Air freight and logistics (0.7%)
Air Transport Services Group, Inc. †	37,800	853,902
Hub Group, Inc. Class A †	2,800	139,440
		993,342
Airlines (0.3%)
Controladora Vuela Cia de Aviacion SAB de
CV ADR (Mexico) † S	55,568	282,285
Spirit Airlines, Inc. †	4,300	156,305
		438,590
Auto components (0.7%)
Cooper Tire & Rubber Co. S	27,300	717,990
Goodyear Tire & Rubber Co. (The)	6,300	146,727
VOXX International Corp. †	40,384	218,074
		1,082,791
Banks (4.4%)
Bancorp, Inc. (The) †	44,800	468,608
Bank of NT Butterfield & Son, Ltd. (The) (Bermuda)	7,066	323,058
Blue Hills Bancorp, Inc.	20,325	451,215
Equity Bancshares, Inc. Class A †	9,600	398,208
FCB Financial Holdings, Inc. Class A †	7,600	446,880
Financial Institutions, Inc.	3,022	99,424
Home BancShares, Inc.	23,400	527,904
IBERIABANK Corp.	11,900	902,020
Independent Bank Group, Inc.	6,900	460,920
Investors Bancorp, Inc.	38,100	487,299
LegacyTexas Financial Group, Inc.	16,400	639,928
Pacific Premier Bancorp, Inc. †	19,600	747,740
TriCo Bancshares	6,556	245,522
Tristate Capital Holdings, Inc. †	18,056	471,262
Western Alliance Bancorp †	2,700	152,847
		6,822,835
Beverages (0.1%)
Craft Brew Alliance, Inc. †	7,660	158,179
		158,179
Building products (2.2%)
Builders FirstSource, Inc. †	114,000	2,085,060
Griffon Corp.	33,183	590,657
JELD-WEN Holding, Inc. †	21,100	603,249
USG Corp. †	3,600	155,232
		3,434,198
Capital markets (1.8%)
Artisan Partners Asset Management, Inc. Class A	14,500	437,175
Donnelley Financial Solutions, Inc. †	39,200	680,904
Legg Mason, Inc.	13,600	472,328
Oaktree Capital Group, LLC (Units)	2,128	86,503
Quilter PLC (United Kingdom) †	348,788	667,086
Victory Capital Holdings, Inc. Class A †	43,680	462,134
		2,806,130
Chemicals (5.3%)
Axalta Coating Systems, Ltd. †	64,100	1,942,871
Ferro Corp. †	55,900	1,165,515
Huntsman Corp.	37,600	1,097,920
OMNOVA Solutions, Inc. †	58,900	612,560
Tronox, Ltd. Class A	23,900	470,352
Valvoline, Inc.	102,802	2,217,439
Venator Materials PLC (United Kingdom) †	34,800	569,328
		8,075,985

COMMON STOCKS (92.4%)* cont.	Shares	Value

Commercial services and supplies (2.4%)
CECO Environmental Corp.	141,273	$867,416
Clean Harbors, Inc. †	40,950	2,274,773
Steelcase, Inc. Class A	35,400	477,900
		3,620,089
Communications equipment (1.3%)
Ceragon Networks, Ltd. (Israel) †	119,799	427,682
EMCORE Corp. †	81,895	413,570
Extreme Networks, Inc. †	86,330	687,187
Tessco Technologies, Inc.	30,000	519,000
		2,047,439
Construction and engineering (3.0%)
Aecon Group, Inc. (Canada)	34,500	405,713
Badger Daylighting, Ltd. (Canada) S	67,300	1,621,261
Dycom Industries, Inc. †	1,839	173,804
Great Lakes Dredge & Dock Corp. †	106,630	559,808
KBR, Inc.	65,000	1,164,800
Quanta Services, Inc. †	6,900	230,460
Sterling Construction Co., Inc. †	10,425	135,838
Williams Scotsman Corp. † S	17,487	258,808
		4,550,492
Construction materials (0.9%)
U.S. Concrete, Inc. † S	25,609	1,344,473
		1,344,473
Containers and packaging (0.6%)
Bemis Co., Inc.	22,242	938,835
		938,835
Diversified consumer services (0.3%)
Bridgepoint Education, Inc. †	79,022	516,014
		516,014
Diversified financial services (0.9%)
Capitol Investment Corp. IV (Units) †	73,699	759,100
FGL Holdings (Bermuda) † S	76,400	640,996
		1,400,096
Electrical equipment (0.8%)
GrafTech International, Ltd. S	38,084	685,131
LSI Industries, Inc.	45,200	241,368
Powell Industries, Inc.	7,500	261,225
		1,187,724
Electronic equipment, instruments, and components (4.6%)
Belden, Inc. S	45,124	2,757,979
Daktronics, Inc.	46,321	394,192
Electro Scientific Industries, Inc. †	16,057	253,219
Hollysys Automation Technologies, Ltd. (China)	26,200	580,068
Jabil, Inc.	24,700	683,202
Knowles Corp. †	102,150	1,562,895
Tech Data Corp. †	9,900	812,988
		7,044,543
Energy equipment and services (3.0%)
Bristow Group, Inc. †	15,500	218,705
Dril-Quip, Inc. † S	7,900	406,060
Geospace Technologies Corp. †	42,603	598,998
Mullen Group, Ltd. (Canada)	25,448	299,844
Natural Gas Services Group, Inc. †	18,152	428,387
Patterson-UTI Energy, Inc.	44,197	795,546
ProPetro Holding Corp. †	9,800	153,664
RPC, Inc.	12,600	183,582
Select Energy Services, Inc. Class A †	12,000	174,360
Shelf Drilling, Ltd. (United Arab Emirates) †	95,223	745,359
Trinidad Drilling, Ltd. (Canada) †	470,080	668,657
		4,673,162

Putnam VT Small Cap Value Fund 3

COMMON STOCKS (92.4%)* cont.	Shares	Value

Equity real estate investment trusts (REITs) (4.6%)
Forest City Realty Trust, Inc. Class A	53,800	$1,227,178
Gaming and Leisure Properties, Inc.	25,300	905,740
Hersha Hospitality Trust	71,300	1,529,385
InfraREIT, Inc.	21,071	467,144
MedEquities Realty Trust, Inc.	7,100	78,242
Outfront Media, Inc.	69,000	1,342,050
RLJ Lodging Trust	66,200	1,459,710
		7,009,449
Food and staples retail (1.6%)
Casey’s General Stores, Inc. S	13,900	1,460,612
Sprouts Farmers Market, Inc. † S	41,874	924,159
		2,384,771
Food products (2.2%)
Dean Foods Co. S	23,600	248,036
Gruma SAB de CV Class B (Mexico)	152,503	1,862,571
Hain Celestial Group, Inc. (The) †	28,948	862,650
Pilgrim’s Pride Corp. †	21,800	438,834
		3,412,091
Health-care equipment and supplies (0.2%)
Varex Imaging Corp. †	8,400	311,556
		311,556
Health-care providers and services (2.5%)
Acadia Healthcare Co., Inc. † S	57,600	2,356,416
Brookdale Senior Living, Inc. †	83,200	756,288
Magellan Health, Inc. †	1,577	151,313
Select Medical Holdings Corp. †	32,700	593,505
		3,857,522
Hotels, restaurants, and leisure (4.6%)
Belmond, Ltd. Class A †	28,000	312,200
Bloomin’ Brands, Inc.	44,700	898,470
Caesars Entertainment Corp. † S	50,536	540,735
Dave & Buster’s Entertainment, Inc. †	36,582	1,741,303
Del Frisco’s Restaurant Group, Inc. †	36,337	457,846
Del Taco Restaurants, Inc. †	44,498	630,982
El Pollo Loco Holdings, Inc. †	47,502	541,523
Potbelly Corp. † S	40,262	521,393
Red Robin Gourmet Burgers, Inc. † S	30,185	1,406,621
		7,051,073
Insurance (1.5%)
American Equity Investment Life Holding Co.	18,600	669,600
Aspen Insurance Holdings, Ltd.	38,634	1,572,404
		2,242,004
Internet and direct marketing retail (0.5%)
Vipshop Holdings, Ltd. ADR (China) †	69,600	755,160
		755,160
Internet software and services (0.4%)
Hortonworks, Inc. †	30,900	562,998
		562,998
IT Services (1.9%)
Booz Allen Hamilton Holding Corp.	37,400	1,635,502
Convergys Corp.	17,200	420,368
MoneyGram International, Inc. †	34,545	231,106
Perspecta, Inc. †	31,200	641,160
		2,928,136
Leisure products (0.9%)
American Outdoor Brands Corp. †	12,082	145,346
Clarus Corp. †	100,523	829,315
MCBC Holdings, Inc. †	13,955	403,997
		1,378,658
Machinery (5.4%)
ATS Automation Tooling Systems, Inc. (Canada) †	39,671	589,641
Commercial Vehicle Group, Inc. †	42,683	313,293
Deutz AG (Germany)	102,782	791,287

COMMON STOCKS (92.4%)* cont.	Shares	Value

Machinery cont.
Evoqua Water Technologies Corp. †	28,400	$582,200
Exco Technologies, Ltd. (Canada)	10,520	71,139
Flowserve Corp.	10,700	432,280
FreightCar America, Inc.	3,449	57,909
Gates Industrial Corp PLC †	43,000	699,610
Greenbrier Cos., Inc. (The)	8,200	432,550
Luxfer Holdings PLC (United Kingdom)	18,436	322,261
Manitex International, Inc. † S	60,871	759,670
Manitowoc Co., Inc. (The) †	12,600	325,836
NN, Inc.	39,681	749,971
Oshkosh Corp.	4,275	300,618
REV Group, Inc. S	70,561	1,200,243
Spartan Motors, Inc.	21,786	328,969
Trinity Industries, Inc.	11,800	404,268
		8,361,745
Marine (0.5%)
Stolt-Nielsen, Ltd. (United Kingdom)	52,690	819,655
		819,655
Media (3.4%)
Cineplex, Inc. (Canada)	30,800	683,637
Gray Television, Inc. †	90,500	1,429,900
Lions Gate Entertainment Corp. Class A	43,674	1,083,989
Loral Space & Communications, Inc. †	7,094	266,734
Meredith Corp. S	10,100	515,100
TEGNA, Inc.	115,200	1,249,920
		5,229,280
Metals and mining (2.2%)
Allegheny Technologies, Inc. †	9,200	231,104
Ampco-Pittsburgh Corp. †	10,611	108,763
Ferroglobe Representation & Warranty
Insurance Trust †	102,740	—
Haynes International, Inc.	4,800	176,352
Hecla Mining Co.	82,200	286,056
Major Drilling Group International, Inc.
(Canada) †	307,184	1,621,616
Olympic Steel, Inc.	37,800	771,498
TimkenSteel Corp. †	16,100	263,235
		3,458,624
Multiline retail (0.6%)
Big Lots, Inc.	16,800	701,904
Hudson’s Bay Co. (Canada) S	31,878	284,190
		986,094
Oil, gas, and consumable fuels (10.3%)
Alta Mesa Resources, Inc. † S	143,000	973,824
Amplify Energy Corp. †	19,137	210,507
Boardwalk Pipeline Partners LP	158,989	1,847,452
Chaparral Energy, Inc. Class A †	52,118	985,030
Crestwood Equity Partners LP	4,900	155,575
Dominion Energy Midstream Partners LP	22,100	300,560
Energen Corp. †	6,879	500,929
EQT Midstream Partners LP (Units)	7,900	407,561
Holly Energy Partners LP	13,200	373,032
Lilis Energy, Inc. † S	73,254	380,921
Linn Energy, Inc. † S	35,499	1,372,036
Midstates Petroleum Co., Inc. †	52,469	714,103
Newfield Exploration Co. †	23,100	698,775
Noble Midstream Partners LP	10,129	517,187
Panhandle Oil and Gas, Inc. Class A	27,564	526,472
SandRidge Energy, Inc. †	62,298	1,105,167
Seven Generations Energy, Ltd. Class A (Canada) †	47,100	519,134

4 Putnam VT Small Cap Value Fund

COMMON STOCKS (92.4%)* cont.	Shares	Value

Oil, gas, and consumable fuels cont.
Shell Midstream Partners LP	24,800	$550,064
Sunoco LP (Units)	18,400	459,264
Tsakos Energy Navigation, Ltd. (Greece)	30,676	114,115
Vermilion Energy, Inc. (Canada)	86,421	3,116,586
		15,828,294
Paper and forest products (0.2%)
PH Glatfelter Co.	13,400	262,506
		262,506
Pharmaceuticals (0.3%)
China Traditional Chinese Medicine Holdings Co.,
Ltd. (China)	502,000	434,458
		434,458
Professional services (—%)
BancTec, Inc. 144A CVR F	152,299	—
		—
Real estate management and development (1.9%)
Consolidated-Tomoka Land, Co.	4,518	277,902
Kennedy-Wilson Holdings, Inc.	62,900	1,330,335
Realogy Holdings Corp. S	50,900	1,160,520
Trinity Place Holdings, Inc. †	29,012	190,029
		2,958,786
Road and rail (2.0%)
Heartland Express, Inc.	16,700	309,785
Knight-Swift Transportation Holdings, Inc.	4,400	168,124
Schneider National, Inc. Class B	9,100	250,341
US Xpress Enterprises, Inc. Class A †	84,362	1,277,241
Werner Enterprises, Inc. S	30,498	1,145,200
		3,150,691
Semiconductors and semiconductor equipment (3.8%)
Advanced Energy Industries, Inc. †	3,900	226,551
Cypress Semiconductor Corp.	89,608	1,396,093
MACOM Technology Solutions Holdings, Inc. † S	24,824	571,945
NeoPhotonics Corp. † S	107,100	667,233
SCREEN Holdings Co., Ltd. (Japan)	6,400	450,887
Synaptics, Inc. †	48,100	2,422,797
Ultra Clean Holdings, Inc. †	10,600	175,960
		5,911,466
Software (1.4%)
Avaya Holdings Corp. †	29,793	598,243
Datawatch Corp. †	31,703	301,179
Nuance Communications, Inc. †	26,579	369,049
TiVo Corp.	64,900	872,905
		2,141,376
Specialty retail (3.3%)
Chico’s FAS, Inc.	129,500	1,054,130
Dick’s Sporting Goods, Inc.	11,038	389,090
Francesca’s Holdings Corp. † S	111,018	838,186
Genesco, Inc. †	17,000	674,900
Kirkland’s, Inc. †	23,400	272,376
Michaels Cos., Inc. (The) †	44,600	854,982
Roots Corp. (Canada) †	38,900	316,609
Sportsman’s Warehouse Holdings, Inc. † S	107,800	551,936
Tilly’s, Inc. Class A	8,448	127,987
		5,080,196
Textiles, apparel, and luxury goods (1.0%)
Hanesbrands, Inc. S	57,500	1,266,150
Perry Ellis International, Inc. †	9,835	267,217
		1,533,367
Thrifts and mortgage finance (0.5%)
Kearny Financial Corp./MD	22,534	303,082
Territorial Bancorp, Inc.	14,040	435,240
		738,322

COMMON STOCKS (92.4%)* cont.	Shares	Value

Tobacco (0.3%)
Turning Point Brands, Inc.	15,300	$488,070
		488,070
Trading companies and distributors (1.0%)
BMC Stock Holdings, Inc. †	10,900	227,265
CAI International, Inc. †	33,318	774,310
Textainer Group Holdings, Ltd. †	8,234	130,921
Titan Machinery, Inc. †	12,800	199,040
Triton International, Ltd. (Bermuda) (Bermuda)	4,100	125,706
		1,457,242

Total common stocks (cost $141,253,007)		$142,039,435

INVESTMENT COMPANIES (2.1%)*	Shares	Value

Ares Capital Corp.	51,900	$853,755
Golub Capital BDC, Inc.	30,795	563,549
MVC Capital, Inc.	41,837	397,452
Solar Capital, Ltd.	30,496	623,338
TriplePoint Venture Growth BDC Corp. S	61,282	761,735
Total investment companies (cost $3,246,317)		$3,199,829

PURCHASED OPTIONS
OUTSTANDING (0.1%)*	Expiration	Notional	Contract

Counterparty	date/Strike price	amount	amount	Value
Bank of America N.A.
Belden, Inc. (Call)	Jul-18/$45.00	$364,764	$5,968	$96,660
Barclays Bank PLC
iShares Russell 2000
ETF (Put)	Jul-18/148.00	21,529,040	131,459	23,844
Patterson-UTI Energy,
Inc. (Call)	Aug-18/16.00	174,924	9,718	24,119
Total purchased options outstanding (cost $225,330)				$144,623

	Principal amount/
SHORT-TERM INVESTMENTS (21.3%)*	shares	Value

Putnam Cash Collateral Pool, LLC 2.16% [d]	Shares 21,665,347	$21,665,347
Putnam Short Term Investment
Fund 2.04% L	Shares 10,712,584	10,712,584
U.S. Treasury Bills 1.823%, 7/26/18	$145,000	144,832
U.S. Treasury Bills 1.852%, 8/9/18 ∆	148,000	147,715
U.S. Treasury Bills 1.915%, 8/16/18	47,000	46,893
Total short-term investments (cost $32,717,347)		$32,717,371
Total investments (cost $177,442,001)		$178,101,258

Key to holding’s abbreviations

ADR      American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

CVR      Contingent Value Rights

ETF      Exchange Traded Fund

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2018 through June 30, 2018 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $153,776,293.

† This security is non-income-producing.

∆ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $20,958 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).

Putnam VT Small Cap Value Fund 5

d Affiliated company. See Notes 1 and 5 to the financial statements regarding securities lending. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

F This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities’ valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio (Note 1).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

S Security on loan, in part or in entirety, at the close of the reporting period (Note 1).

At the close of the reporting period, the fund maintained liquid assets totaling $3,715,675 to cover certain derivative contracts.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The dates shown on debt obligations are the original maturity dates.

WRITTEN OPTIONS OUTSTANDING at 6/30/18 (premiums $223,291)
(Unaudited)

	Expiration
	date/strike	Notional	Contract
Counterparty	price	amount	amount	Value
Bank of America N.A.
Belden, Inc. (Call)	Jul-18/$60.00	$317,518	$5,195	$13,395
Barclays Bank PLC
iShares Russell 2000
ETF (Put)	Jul-18/144.00	21,529,040	131,459	14,755
Lions Gate
Entertainment Corp.
Class A (Call)	Jul-18/25.00	107,967	4,350	3,698
MACOM Technology
Solutions Holdings, Inc.
(Call)	Jul-18/25.00	85,985	3,732	1,950
MACOM Technology
Solutions Holdings, Inc.
(Put)	Jul-18/22.50	238,510	10,352	10,093
Patterson-UTI Energy,
Inc. (Put)	Jul-18/18.00	184,626	10,257	6,667
Quanta Services, Inc.
(Put)	Jul-18/34.00	153,740	4,603	4,604
Varex Imaging Corp.
(Put)	Jul-18/35.00	164,865	4,445	2,245

WRITTEN OPTIONS OUTSTANDING at 6/30/18 (premiums $223,291)
(Unaudited) cont.

	Expiration
	date/strike	Notional	Contract
Counterparty	price	amount	amount	Value
Citibank, N.A.
Advanced Energy
Industries, Inc. (Put)	Jul-18/$60.00	$342,731	$5,900	$16,673
Boardwalk Pipeline
Partners LP (Put)	Jul-18/11.00	81,363	7,002	998
Energen Corp. (Call)	Jul-18/70.00	80,976	1,112	4,670
Energen Corp. (Call)	Jul-18/72.50	78,791	1,082	2,759
IBERIABANK Corp. (Put)	Jul-18/80.00	75,042	990	4,411
Key Energy Services,
Inc. (Put)	Jul-18/15.00	82,889	5,104	1,267
Newfield Exploration
Co. (Put)	Jul-18/30.00	78,287	2,588	2,588
Select Energy Services,
Inc. Class A (Put)	Jul-18/15.00	178,908	12,313	11,389
Tronox, Ltd. Class A
(Call)	Jul-18/19.00	470,352	23,900	35,475
JPMorgan Chase Bank N.A.
MACOM Technology
Solutions Holdings, Inc.
(Call)	Jul-18/25.00	172,339	7,480	3,908
UBS AG
Bloomin’ Brands, Inc.
(Put)	Jul-18/22.50	68,963	3,431	8,533
Cypress Semiconductor
Corp. (Put)	Jul-18/16.00	182,021	11,683	8,178
Foot Locker, Inc. (Put)	Jul-18/50.00	98,140	1,864	1,585
Hub Group, Inc. Class
A (Put)	Jul-18/50.00	131,721	2,645	3,968
Lumentum Holdings,
Inc. (Put)	Jul-18/57.50	154,709	2,672	5,981
Lumentum Holdings,
Inc. (Put)	Jul-18/58.00	75,617	1,306	3,298
Newfield Exploration
Co. (Call)	Jul-18/28.00	201,374	6,657	17,472
Select Energy Services,
Inc. Class A (Put)	Jul-18/15.00	74,161	5,104	4,721
Timkensteel Corp. (Put)	Jul-18/15.00	169,582	10,372	3,112
Total				$198,393

6 Putnam VT Small Cap Value Fund

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$23,612,633	$—	$—
Consumer staples	6,443,111	—	—
Energy	20,501,456	—	—
Financials	14,009,387	—	—
Health care	4,603,536	—	—
Industrials	26,573,754	1,610,942	—**
Information technology	20,635,958	—	—
Materials	14,080,423	—	—
Real estate	9,968,235	—	—
Total common stocks	140,428,493	1,610,942	—
Investment companies	3,199,829	—	—
Purchased options outstanding	—	144,623	—
Short-term investments	10,712,584	22,004,787	—
Totals by level	$154,340,906	$23,760,352	$—

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Written options outstanding	$—	$(198,393)	$—
Totals by level	$—	$(198,393)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

** Value of Level 3 security is $—.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in Note 1), did not represent, in the aggregate, more than 1% of the fund’s net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

Putnam VT Small Cap Value Fund 7

Statement of assets and liabilities
6/30/18 (Unaudited)

Assets
Investment in securities, at value, including $20,755,443 of securities on loan (Note 1):
Unaffiliated issuers (identified cost $145,064,070)	$145,723,327
Affiliated issuers (identified cost $32,377,931) (Notes 1 and 5)	32,377,931
Cash	111,665
Foreign currency (cost $3,466) (Note 1)	3,466
Dividends, interest and other receivables	218,685
Receivable for shares of the fund sold	26,252
Receivable for investments sold	5,637,847
Total assets	184,099,173

Liabilities
Payable for investments purchased	7,815,829
Payable for shares of the fund repurchased	346,252
Payable for compensation of Manager (Note 2)	79,253
Payable for custodian fees (Note 2)	54,265
Payable for investor servicing fees (Note 2)	3,936
Payable for Trustee compensation and expenses (Note 2)	97,026
Payable for administrative services (Note 2)	555
Payable for distribution fees (Note 2)	20,809
Written options outstanding, at value (premiums $223,291) (Note 1)	198,393
Collateral on securities loaned, at value (Note 1)	21,665,347
Other accrued expenses	41,215
Total liabilities	30,322,880

Net assets	$153,776,293

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$142,986,882
Undistributed net investment income (Note 1)	290,312
Accumulated net realized gain on investments and foreign currency transactions (Note 1)	9,814,540
Net unrealized appreciation of investments and assets and liabilities in foreign currencies	684,559
Total — Representing net assets applicable to capital shares outstanding	$153,776,293

Computation of net asset value Class IA
Net assets	$53,194,024
Number of shares outstanding	4,597,531
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$11.57

Computation of net asset value Class IB
Net assets	$100,582,269
Number of shares outstanding	8,836,793
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$11.38

The accompanying notes are an integral part of these financial statements.

8 Putnam VT Small Cap Value Fund

Statement of operations
Six months ended 6/30/18 (Unaudited)

Investment income
Dividends (net of foreign tax of $10,421)	$973,952
Interest (including interest income of $30,977 from investments in affiliated issuers) (Note 5)	98,412
Securities lending (net of expenses) (Notes 1 and 5)	136,243
Total investment income	1,208,607

Expenses
Compensation of Manager (Note 2)	473,642
Investor servicing fees (Note 2)	53,715
Custodian fees (Note 2)	46,213
Trustee compensation and expenses (Note 2)	4,263
Distribution fees (Note 2)	124,119
Administrative services (Note 2)	1,644
Other	43,821
Total expenses	747,417

Expense reduction (Note 2)	(11,064)
Net expenses	736,353

Net investment income	472,254

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	10,327,795
Foreign currency transactions (Note 1)	(8,232)
Futures contracts (Note 1)	26,260
Written options (Note 1)	1,304,640
Total net realized gain	11,650,463
Change in net unrealized depreciation on:
Securities from unaffiliated issuers	(7,707,721)
Assets and liabilities in foreign currencies	(495)
Written options	(14,228)
Total change in net unrealized depreciation	(7,722,444)
Net gain on investments	3,928,019
Net increase in net assets resulting from operations	$4,400,273

The accompanying notes are an integral part of these financial statements.

Putnam VT Small Cap Value Fund 9

Statement of changes in net assets

	Six months	Year ended
	ended 6/30/18*	12/31/17
Decrease in net assets
Operations:
Net investment income	$472,254	$800,769
Net realized gain on investments and foreign currency transactions	11,650,463	44,002,119
Net unrealized depreciation of investments and assets and liabilities in foreign currencies	(7,722,444)	(32,712,674)
Net increase in net assets resulting from operations	4,400,273	12,090,214
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	(341,687)	(519,014)
Class IB	(390,264)	(754,898)
Net realized short-term gain on investments
Class IA	(4,376,851)	(184,854)
Class IB	(8,331,815)	(353,646)
From net realized long-term gain on investments
Class IA	(11,275,681)	(2,054,723)
Class IB	(21,464,489)	(3,930,914)
Increase (decrease) from capital share transactions (Note 4)	35,640,211	(14,816,758)
Total decrease in net assets	(6,140,303)	(10,524,593)
Net assets:
Beginning of period	159,916,596	170,441,189
End of period (including undistributed net investment income of $290,312 and $550,009, respectively)	$153,776,293	$159,916,596

* Unaudited.

The accompanying notes are an integral part of these financial statements.

10 Putnam VT Small Cap Value Fund

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss) [a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [c,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)
Class IA
6/30/18†	$16.41	.05	.03	.08	(.11)	(4.81)	(4.92)	$11.57	3.01*	$53,194	.41*	.39*	261*
12/31/17	15.94	.10	1.15	1.25	(.15)	(.63)	(.78)	16.41	8.15	55,886.82		.66	398
12/31/16	14.16	.15	3.28	3.43	(.21)	(1.44)	(1.65)	15.94	27.70	59,872	.78 [e]	1.14 [e]	67
12/31/15	16.70	.20	(.74)	(.54)	(.18)	(1.82)	(2.00)	14.16	(3.90)	52,593.76		1.30	52
12/31/14	21.02	.17	.47	.64	(.16)	(4.80)	(4.96)	16.70	3.69	63,215.79		1.01	55
12/31/13	15.42	.12	5.93	6.05	(.19)	(.26)	(.45)	21.02	39.93	72,183.81		.65	59
Class IB
6/30/18†	$16.20	.03	.02	.05	(.06)	(4.81)	(4.87)	$11.38	2.85*	$100,582	.53*	.26*	261*
12/31/17	15.75	.06	1.13	1.19	(.11)	(.63)	(.74)	16.20	7.87	104,031	1.07	.41	398
12/31/16	13.99	.12	3.25	3.37	(.17)	(1.44)	(1.61)	15.75	27.49	110,569	1.03 [e]	.89 [e]	67
12/31/15	16.53	.16	(.74)	(.58)	(.14)	(1.82)	(1.96)	13.99	(4.24)	96,438	1.01	1.04	52
12/31/14	20.84	.13	.46	.59	(.10)	(4.80)	(4.90)	16.53	3.43	120,747	1.04	.76	55
12/31/13	15.29	.08	5.88	5.96	(.15)	(.26)	(.41)	20.84	39.61	148,138	1.06	.43	59

* Not annualized.

† Unaudited.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment.

c The charges and expenses at the insurance company separate account level are not reflected.

d Includes amounts paid through expense offset and brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

e Reflects a voluntary waiver of certain fund expenses in effect during the period. As a result of such waiver, the expenses of each class reflect a reduction of less than 0.01% as a percentage of average net assets.

The accompanying notes are an integral part of these financial statements.

Putnam VT Small Cap Value Fund 11

Notes to financial statements 6/30/18 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from January 1, 2018 through June 30, 2018.

Putnam VT Small Cap Value Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek capital appreciation. The fund invests mainly in common stocks of small U.S. companies, with a focus on value stocks. Value stocks are issued by companies that Putnam Management believes are currently undervalued by the market. If Putnam Management is correct and other investors ultimately recognize the value of the company, the price of its stock may rise. Under normal circumstances, Putnam Management invests at least 80% of the fund’s net assets in companies of a size similar to those in the Russell 2000 Value Index. This policy may be changed only after 60 days’ notice to shareholders. As of March 31, 2018, the index was composed of companies having market capitalizations of between approximately $7.7 million and $8.5 billion. Putnam Management may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class  IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1 — Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, is recorded on the accrual basis. Dividend income, net of any applicable withholding taxes, is recognized on

12 Putnam VT Small Cap Value Fund

the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to generate additional income for the portfolio, enhance the return on a security owned, to gain exposure to securities and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts to equitize cash.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $140,986 on open derivative contracts subject to the Master Agreements . Collateral posted by the fund at period end for these agreements totaled $20,958 and may include amounts related to unsettled agreements.

Securities lending The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending, net of expenses, is included in investment income on the Statement of operations. Cash collateral is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. At the close of the reporting period, the fund received cash collateral of $21,665,347 and the value of securities loaned amounted to $21,074,524. Certain of these securities were sold prior to the close of the reporting period and are included in Receivable for investments sold on the Statement of assets and liabilities.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the overnight LIBOR for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit plus a $25,000 flat fee and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Putnam VT Small Cap Value Fund 13

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $178,874,311, resulting in gross unrealized appreciation and depreciation of $4,278,239 and $5,249,685, respectively, or net unrealized depreciation of $971,446.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 38.4% of the fund is owned by accounts of one insurance company.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.780%	of the first $5 billion,
0.730%	of the next $5 billion,
0.680%	of the next $10 billion,
0.630%	of the next $10 billion,
0.580%	of the next $50 billion,
0.560%	of the next $50 billion,
0.550%	of the next $100 billion and
0.545%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.309% of the fund’s average net assets.

Putnam Management has contractually agreed, through April 30, 2020, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plan, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.07% of the fund’s average daily net assets. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class IA	$18,682
Class IB	35,033
Total	$53,715

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. The fund also reduced expenses through brokerage/service arrangements. For the reporting period, the fund’s expenses were reduced by $504 under the expense offset arrangements and by $10,560 under the brokerage/service arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $111, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class  IB shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares. The expenses related to distribution fees during the reporting period are included in Distribution fees in the Statement of operations.

14 Putnam VT Small Cap Value Fund

Note 3 — Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of	Proceeds
	purchases	from sales
Investments in securities
(Long-term)	$368,876,034	$378,688,129
U.S. government securities
(Long-term)	—	—
Total	$368,876,034	$378,688,129

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4 — Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

		Class IA shares				Class IB shares
	Six months ended 6/30/18		Year ended 12/31/17		Six months ended 6/30/18		Year ended 12/31/17
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	158,839	$2,009,324	319,094	$4,990,233	202,401	$2,554,954	637,183	$9,918,210
Shares issued in connection with
reinvestment of distributions	1,500,396	15,994,219	179,479	2,758,591	2,874,911	30,186,568	331,543	5,039,458
	1,659,235	18,003,543	498,573	7,748,824	3,077,312	32,741,522	968,726	14,957,668
Shares repurchased	(467,645)	(6,257,204)	(847,797)	(13,274,181)	(664,045)	(8,847,650)	(1,565,158)	(24,249,069)
Net increase (decrease)	1,191,590	$11,746,339	(349,224)	$(5,525,357)	2,413,267	$23,893,872	(596,432)	$(9,291,401)

Note 5 — Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares outstanding
	Fair value as of				and fair value as of
Name of affiliate	12/31/17	Purchase cost	Sale proceeds	Investment income	6/30/18
Short-term investments
Putnam Cash Collateral Pool, LLC*	$14,244,240	$50,925,775	$43,504,668	$139,620	$21,665,347
Putnam Short Term Investment
Fund**	8,647,763	96,528,568	94,463,747	30,977	10,712,584
Total Short-term investments	$22,892,003	$147,454,343	$137,968,415	$170,597	$32,377,931

*No management fees are charged to Putnam Cash Collateral Pool, LLC (Note 1). Investment income shown is included in securities lending income on the Statement of operations. There were no realized or unrealized gains or losses during the period.

**Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6 — Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations.

Note 7 — Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased equity option contracts (contract amount)	$320,000
Written equity option contracts (contract amount)	$440,000
Futures contracts (number of contracts)	—*

*For the reporting period, there were no holdings at the end of each fiscal quarter and the transactions were considered minimal.

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging	Statement of assets and		Statement of assets and
instruments under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Equity contracts	Investments	$144,623	Payables	$198,393
Total		$144,623		$198,393

Putnam VT Small Cap Value Fund 15

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging
instruments under ASC 815	Options	Futures	Total
Equity contracts	$(146,591)	$26,260	$(120,331)
Total	$(146,591)	$26,260	$(120,331)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging instruments under ASC 815	Options	Total
Equity contracts	$36,078	$36,078
Total	$36,078	$36,078

Note 8 — Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of	Barclays		JPMorgan Chase
	America N.A.	Bank PLC	Citibank, N.A.	Bank N.A.	UBS AG	Total
Assets:
Purchased options**#	$96,660	$47,963	$—	$—	$—	$144,623
Total Assets	$96,660	$47,963	$—	$—	$—	$144,623
Liabilities:
Written options #	13,395	44,012	80,230	3,908	56,848	198,393
Total Liabilities	$13,395	$44,012	$80,230	$3,908	$56,848	$198,393
Total Financial and Derivative
Net Assets	$83,265	$3,951	$(80,230)	$(3,908)	$(56,848)	$(53,770)
Total collateral received (pledged)†##	$—	$—	$(20,958)	$—	$—
Net amount	$83,265	$3,951	$(59,272)	$(3,908)	$(56,848)
Controlled collateral received (including
TBA commitments)**	$—	$—	$—	$—	$—	$—
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including
TBA commitments)**	$—	$—	$(20,958)	$—	$—	$(20,958)

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

16 Putnam VT Small Cap Value Fund

Trustee approval of management contract

General conclusions

The Board of Trustees of The Putnam Funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management, LLC (“Putnam Management”) and the sub-management contract with respect to your fund between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”). The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of The Putnam Funds (“Independent Trustees”).

At the outset of the review process, members of the Board’s independent staff and independent legal counsel discussed with representatives of Putnam Management the annual contract review materials furnished to the Contract Committee during the course of the previous year’s review, identifying possible changes in these materials that might be necessary or desirable for the coming year. Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel requested that Putnam Management and its affiliates furnish specified information, together with any additional information that Putnam Management considered relevant, to the Contract Committee. Over the course of several months ending in June 2018, the Contract Committee met on a number of occasions with representatives of Putnam Management, and separately in executive session, to consider the information that Putnam Management provided. Throughout this process, the Contract Committee was assisted by the members of the Board’s independent staff and by independent legal counsel for The Putnam Funds and the Independent Trustees.

In May 2018, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the contracts. At the Trustees’ June 2018 meeting, the Contract Committee met in executive session with the other Independent Trustees to review a summary of the key financial, performance and other data that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s management and sub-management contracts, effective July 1, 2018. (Because PIL is an affiliate of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL, the Trustees have not attempted to evaluate PIL as a separate entity, and all subsequent references to Putnam Management below should be deemed to include reference to PIL as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by Putnam Management in providing services to the fund, and the application of certain reductions and waivers noted below; and

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that some aspects of the arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with some minor exceptions, the funds’ current fee arrangements under the management contracts were first implemented at the beginning of 2010 following extensive review by the Contract Committee and discussions with representatives of Putnam Management, as well as approval by shareholders.

Management fee schedules and total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints. The Trustees also reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (In a few instances, funds have implemented so-called “all-in” management fees covering substantially all routine fund operating costs.) In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in Putnam Management’s operating costs or profitability, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee structure for your fund would be appropriate at this time.

Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with economies of scale in the form of reduced fee rates as assets under management in the Putnam family of funds increase. The Trustees concluded that the fee schedule in effect for your fund represented an appropriate sharing of economies of scale between fund shareholders and Putnam Management.

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. In order to support the effort to have fund expenses meet competitive standards, the Trustees and Putnam Management have implemented certain expense limitations that were in effect during your fund’s fiscal year ending in 2017. These expense limitations were: (i) a contractual expense limitation applicable to all open-end funds of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified open-end funds, including your fund, of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary

Putnam VT Small Cap Value Fund 17

expenses). These expense limitations attempt to maintain competitive expense levels for the funds. Most funds, including your fund, had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2017. Putnam Management has agreed to maintain these expense limitations until at least April 30, 2020. Putnam Management’s support for these expense limitation arrangements was an important factor in the Trustees’ decision to approve the continuance of your fund’s management and sub-management contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fee), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the first quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the first quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2017. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2017 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability, allocated on a fund-by-fund basis, with respect to the funds’ management, distribution, and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability for each of the agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the Putnam funds at that time.

The information examined by the Trustees in connection with their annual contract review for the Putnam funds included information regarding fees charged by Putnam Management and its affiliates to institutional clients, including defined benefit pension and profit-sharing plans and sub-advised mutual funds. This information included, in cases where an institutional product’s investment strategy corresponds with a fund’s strategy, comparisons of those fees with fees charged to the Putnam funds, as well as an assessment of the differences in the services provided to these different types of clients as compared to the services provided to the Putnam funds. The Trustees observed that the differences in fee rates between these clients and the Putnam funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate markets. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to its other clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the investment oversight committees of the Trustees and the full Board of Trustees, which meet on a regular basis with the funds’ portfolio teams and with the Chief Investment Officers and other senior members of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them, and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.

The Trustees considered that 2017 was a strong year for the performance of the Putnam funds, with generally favorable results for most asset classes, including U.S. equity, international and global equity, taxable and tax exempt fixed income, and global asset allocation Funds. In this regard, the Trustees considered that, for the one-year period ended December 31, 2017, the Putnam open-end Funds’ performance, on an asset-weighted basis, ranked in the 32nd percentile of their Lipper peers (excluding those Putnam funds that are evaluated based on their total returns and/or comparisons of those returns versus selected investment benchmarks or targeted annual returns). The Trustees observed that this strong performance has continued a positive trend that began in mid-year 2016 across most Putnam funds. They noted that the longer-term performance of the Putnam funds continued to be strong, exemplified by the fact that the Putnam funds were ranked by the Barron’s/Lipper Fund Families survey as the 7th-best performing mutual fund complex out of 55 complexes for the five-year period ended December 31, 2017 and the 9th-best performing mutual fund complex out of 50 complexes for the ten-year period ended 2017. In addition, the survey ranked the Putnam funds 7th out of 59 mutual fund complexes for the one-year period ended 2017; the Putnam funds have ranked 1st or 2nd in the survey for the one-year period three times since 2009 (most recently in 2013). They also noted, however, the disappointing investment performance of some funds for periods ended December 31, 2017 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor closely the performance of those funds, including the effectiveness of any efforts Putnam Management has undertaken to address underperformance and whether additional actions to address areas of underperformance are warranted.

For purposes of the Trustees’ evaluation of the Putnam Funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of Putnam funds with relatively unique investment mandates for which Putnam Management informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on

18 Putnam VT Small Cap Value Fund

their total gross and net returns and, in most cases, comparisons of those returns with the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class IA share cumulative total return performance at net asset value was in the following quartiles of its Lipper Inc. (“Lipper”) peer group (Lipper VP (Underlying Funds) — Small-Cap Value Funds) for the one-year, three-year and five-year periods ended December 31, 2017 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):

One-year period	Three-year period	Five-year period
3rd	2nd	2nd

Over the one-year, three-year and five-year periods ended December 31, 2017, there were 46, 45 and 45 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

The Trustees also considered Putnam Management’s continued efforts to support fund performance through initiatives including structuring compensation for portfolio managers and research analysts to enhance accountability for fund performance, emphasizing accountability in the portfolio management process, and affirming its commitment to a fundamental-driven approach to investing. The Trustees noted further that Putnam Management continued to strengthen its fundamental research capabilities by adding new investment personnel.

Brokerage and soft-dollar allocations; investor servicing

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used predominantly to acquire brokerage and research services (including third-party research and market data) that enhance Putnam Management’s investment capabilities and supplement Putnam Management’s internal research efforts. However, the Trustees noted that a portion of available soft dollars continues to be used to pay fund expenses. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee. The Trustees also indicated their continued intent to monitor the allocation of the Putnam funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments that the funds make to Putnam Management’s affiliates for investor or distribution services. In conjunction with the annual review of your fund’s management and sub-management contracts, the Trustees reviewed your fund’s investor servicing agreement with Putnam Investor Services, Inc. (“PSERV”) and its distributor’s contracts and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the fees payable by the funds to PSERV and PRM, as applicable, for such services are fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds, and the costs incurred by PSERV and PRM, as applicable, in providing such services. Furthermore, the Trustees were of the view that the services provided were required for the operation of the funds, and that they were of a quality at least equal to those provided by other providers.

Putnam VT Small Cap Value Fund 19

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Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2018, are available in the Individual Investors section of putnam.com and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each Putnam VT fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Form N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the Public Reference Room.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investor Services, Inc.	Kenneth R. Leibler, Chair
One Post Office Square	Mailing address:	Liaquat Ahamed
Boston, MA 02109	P.O. Box 8383	Ravi Akhoury
	Boston, MA 02266-8383	Barbara M. Baumann
Investment Sub-Advisor	1-800-225-1581	Katinka Domotorffy
Putnam Investments Limited		Catharine Bond Hill
16 St James’s Street	Custodian	Paul L. Joskow
London, England SW1A 1ER	State Street Bank and Trust Company	Robert E. Patterson
George Putnam, III
Marketing Services	Legal Counsel	Robert L. Reynolds
Putnam Retail Management	Ropes & Gray LLP	Manoj P. Singh
One Post Office Square
Boston, MA 02109

The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam VT Small Cap Value Fund 21

This report has been prepared for the shareholders	H521
of Putnam VT Small Cap Value Fund.	VTSA069 312007 8/18

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: August 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: August 28, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: August 28, 2018